DEBT (Details) ¥ in Thousands, $ in Millions	1 Months Ended										12 Months Ended
	Sep. 30, 2016 CNY (¥)	May 31, 2016 CNY (¥)	Jan. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jul. 31, 2015 USD ($)	Nov. 30, 2014 CNY (¥)	Jan. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Sep. 30, 2012 CNY (¥)	Mar. 31, 2012 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)	Jul. 31, 2015 CNY (¥)
Five-year bank credit facility
Debt
Term of debt instrument										5 years
Line of credit facility maximum borrowing capacity										¥ 500,000
Line of credit facility expired																	¥ 100,000
Three-year revolving bank credit facility
Debt
Term of debt instrument									3 years
Line of credit facility maximum borrowing capacity								¥ 500,000	¥ 300,000							¥ 500,000
Line of credit draw down amount														¥ 100,000	¥ 0	104,540
Repayment of line of credit facility														¥ 100,000	¥ 0	¥ 104,540
Line of credit facility weighted average interest rate (as a percent)													5.61%	5.61%		6.00%
Line of credit facility, letter of guarantee amount														¥ 700
Line of credit facility available for future borrowing														¥ 499,300
One-year entrusted loan
Debt
Term of debt instrument								1 year
Short term debt maximum borrowing capacity								¥ 300,000								¥ 300,000
Interest rate (as a percent)								5.40%								5.40%
Line of credit draw down amount							¥ 300,000
Repayment of line of credit facility						¥ 300,000
One-year bank loan due May 30, 2016
Debt
Term of debt instrument					1 year
Line of credit facility maximum borrowing capacity | $					$ 30
Deposit pledged																		¥ 220,000
Line of credit draw down amount | $													$ 30
Repayment of line of credit facility | $													$ 30
Line of credit facility weighted average interest rate (as a percent)													1.49%	1.49%
One-year bank loan due May 30, 2016 | Libor
Debt
Percentage points added to the reference rate					1.20%
One-year bank loan due June 30, 2016
Debt
Term of debt instrument					1 year
Line of credit facility maximum borrowing capacity | $					$ 50
Deposit pledged																		¥ 360,000
Line of credit draw down amount | $				$ 50
Repayment of line of credit facility | $				$ 50
Line of credit facility weighted average interest rate (as a percent)											1.81%	1.81%	1.50%	1.50%
One-year bank loan due June 30, 2016 | Libor
Debt
Percentage points added to the reference rate					1.20%
One-year bank revolving loan
Debt
Term of debt instrument			1 year
Line of credit facility maximum borrowing capacity | $			$ 43
Line of credit draw down amount | $											$ 43
Repayment of line of credit facility | $											$ 0
Line of credit facility weighted average interest rate (as a percent)											2.70%	2.70%
One-year revolving corporation overdraft facility
Debt
Term of debt instrument		1 year
Line of credit facility maximum borrowing capacity		¥ 50,000
Maximum draw-down period of the facility		3 months
Line of credit draw down amount												¥ 0
One-year revolving general credit facility
Debt
Term of debt instrument	1 year
Line of credit facility maximum borrowing capacity	¥ 200,000
Line of credit draw down amount												¥ 0
Minimum | One-year bank revolving loan | Libor
Debt
Percentage points added to the reference rate			2.00%